Convertible Notes: (Details 1) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2007	Dec. 31, 2012	Dec. 31, 2013	Jun. 15, 2012	Jun. 14, 2012
Convertible Notes: [Abstract]
Original issuance of convertible notes	$ 103,500,000
Convertible notes outstanding prior to restructuring					102,300,000
Convertible notes repurchased by the company				16,900,000
Remaining outstanding notes available for restucturing				85,400,000
Notes surrendered for restructuring				84,400,000
Notes not surrendered for restructuring				1,000,000
Cash paid to restructure notes		16,900,000
Shares issued to restructure notes		12,412,501
Modified notes issued to restructure notes		25,300,000
CVR % of future proceeds received by company related to arbitration issued to restructure notes		5.468%
Carrying value of the Old Notes		84,400,000
Fair value of the consideration given		75,100,000
Gain on restructuring transaction		9,300,000
Management's estimate of the fair value of the cash consideration given in restructuring		16,900,000
Management's estimate of the fair value of the class A common shares consideration given in restructuring		37,900,000
Management's estimate of the fair value of the modified notes consideration given in restructuring		19,300,000
Management's estimate of the fair value of the CVR consideration given in restructuring		$ 1,010,000
Interest rate on notes		5.50%
Modified notes conversion provisions			The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.
Old notes conversion provisions			The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.